UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

EQUITY INCOME BUILDER PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 83.4%
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 3.3%
McDonald’s Corp.	121,000	$8,073,120

Media - 3.7%
Reed Elsevier PLC	454,000	3,620,404
Thomson Corp.	153,000	5,553,900

Total Media		9,174,304

Specialty Retail - 1.8%
Home Depot Inc.	137,910	4,461,388

TOTAL CONSUMER DISCRETIONARY		21,708,812

CONSUMER STAPLES - 16.5%
Beverages - 1.8%
PepsiCo Inc.	66,000	4,366,560

Food & Staples Retailing - 2.1%
Wal-Mart Stores Inc.	94,000	5,226,400

Food Products - 5.3%
H.J. Heinz Co.	208,000	9,486,880
Kraft Foods Inc., Class A Shares	113,280	3,425,587

Total Food Products		12,912,467

Household Products - 7.3%
Kimberly-Clark Corp.	140,000	8,803,200
Procter & Gamble Co.	143,000	9,047,610

Total Household Products		17,850,810

TOTAL CONSUMER STAPLES		40,356,237

ENERGY - 9.6%
Energy Equipment & Services - 0.9%
Diamond Offshore Drilling Inc.	25,000	2,220,250

Oil, Gas & Consumable Fuels - 8.7%
BP PLC, ADR	136,000	7,761,520
Spectra Energy Corp.	265,000	5,970,450
Total SA, ADR	129,000	7,484,580

Total Oil, Gas & Consumable Fuels		21,216,550

TOTAL ENERGY		23,436,800

FINANCIALS - 10.0%
Insurance - 4.4%
Chubb Corp.	87,000	4,510,950
Travelers Cos. Inc.	115,260	6,217,124

Total Insurance		10,728,074

Real Estate Investment Trusts (REITs) - 2.9%
Annaly Capital Management Inc.	274,450	4,715,051
Chimera Investment Corp.	610,000	2,372,900

Total Real Estate Investment Trusts (REITs)		7,087,951

Thrifts & Mortgage Finance - 2.7%
New York Community Bancorp Inc.	200,000	3,308,000
People’s United Financial Inc.	219,000	3,425,160

Total Thrifts & Mortgage Finance		6,733,160

TOTAL FINANCIALS		24,549,185

HEALTH CARE - 7.6%
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	141,000	3,764,700
GlaxoSmithKline PLC, ADR	57,000	2,195,640
Johnson & Johnson	117,000	7,628,400
Novartis AG, ADR	72,000	3,895,200
Pfizer Inc.	65,000	1,114,750

TOTAL HEALTH CARE		18,598,690

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
Honeywell International Inc.	30,000	1,358,100

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
Aerospace & Defense - continued
Lockheed Martin Corp.			53,000	$4,410,660

Total Aerospace & Defense				5,768,760

Commercial Services & Supplies - 3.3%
Waste Management Inc.			233,000	8,022,190

Industrial Conglomerates - 2.6%
3M Co.			33,000	2,757,810
United Technologies Corp.			50,000	3,680,500

Total Industrial Conglomerates				6,438,310

Marine - 1.0%
Alexander & Baldwin Inc.			74,040	2,447,022

TOTAL INDUSTRIALS				22,676,282

INFORMATION TECHNOLOGY - 6.2%
IT Services - 2.7%
Automatic Data Processing Inc.			91,000	4,046,770
Paychex Inc.			85,000	2,609,500

Total IT Services				6,656,270

Semiconductors & Semiconductor Equipment - 1.2%
Linear Technology Corp.			13,910	393,375
Microchip Technology Inc.			92,000	2,590,720

Total Semiconductors & Semiconductor Equipment				2,984,095

Software - 2.3%
Microsoft Corp.			189,000	5,532,030

TOTAL INFORMATION TECHNOLOGY				15,172,395

MATERIALS - 2.1%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.			106,000	3,947,440
PPG Industries Inc.			20,000	1,308,000

TOTAL MATERIALS				5,255,440

TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Inc.			183,000	4,728,720
Verizon Communications Inc.			228,000	7,072,560
Windstream Corp.			100,000	1,089,000

TOTAL TELECOMMUNICATION SERVICES				12,890,280

UTILITIES - 8.1%
Electric Utilities - 6.0%
American Electric Power Co. Inc.			150,000	5,127,000
Duke Energy Corp.			154,000	2,513,280
Exelon Corp.			47,000	2,059,070
FPL Group Inc.			52,960	2,559,557
Progress Energy Inc.			60,000	2,361,600

Total Electric Utilities				14,620,507

Multi-Utilities - 2.1%
CenterPoint Energy Inc.			368,000	5,284,480

TOTAL UTILITIES				19,904,987

TOTAL COMMON STOCKS (Cost - $183,676,658)				204,549,108

	RATE	MATURITY DATE
CONVERTIBLE PREFERRED STOCKS - 4.7%
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
El Paso Corp.	4.990%		5,000	4,901,250

FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
CalEnergy Capital Trust III	6.500%	9/1/27	34,900	1,587,950

UTILITIES - 2.0%
Electric Utilities - 2.0%
FPL Group Inc.	8.375%	6/1/12	45,592	2,299,205

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE		SHARES	VALUE
Electric Utilities - continued
Great Plains Energy Inc.	12.000%		42,530	$2,701,080

TOTAL UTILITIES				5,000,285
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $10,646,945)				11,489,485

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.5%
INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 1.5%
VeriSign Inc. (Cost-$3,234,264)	3.250%	8/15/37	$4,200,000	3,816,750

CORPORATE BONDS & NOTES - 3.8%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	33,146	39,692	(a)

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
CVS Caremark Corp., Subordinated Bonds	6.302%	6/1/37	3,000,000	2,836,395	(b)

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	3,000,000	2,797,500	(b)

FINANCIALS - 1.5%
Commercial Banks - 0.1%
Wells Fargo Capital XV, Junior Subordinated Notes	9.750%	9/26/13	230,000	258,750	(b)(c)

Consumer Finance - 0.2%
American Express Co., Subordinated Debentures	6.800%	9/1/66	440,000	432,300	(b)

Diversified Financial Services - 1.1%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	2,400,000	2,567,290	(b)(c)

Insurance - 0.1%
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	70,000	63,700
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	258,000	254,316	(b)

Total Insurance				318,016

TOTAL FINANCIALS				3,576,356

TOTAL CORPORATE BONDS & NOTES (Cost - $8,546,553)				9,249,943

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $206,104,420)				229,105,286

SHORT-TERM INVESTMENT - 6.3%
Repurchase Agreement - 6.3%
Interest in $50,013,000 joint tri-party repurchase agreement dated 3/31/10 with Deutsche Bank Securities Inc.; Proceeds at maturity-$15,346,009; (Fully collateralized by U.S. government agency obligation, 2.375% due 3/14/14; Market value-$15,653,172) (Cost-$15,346,000)	0.020%	4/1/10	15,346,000	15,346,000

TOTAL INVESTMENTS - 99.7% (Cost - $221,450,420#)				244,451,286
Other Assets in Excess of Liabilities - 0.3%				822,660

TOTAL NET ASSETS - 100.0%				$245,273,946

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c)	Security has no maturity date. The date shown represents the next call date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Equity Income Builder Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Long-term investments†:
Common stocks	$204,549,108	—	—	$204,549,108
Convertible preferred stocks	2,701,080	$8,788,405	—	11,489,485
Convertible bonds & notes	—	3,816,750	—	3,816,750
Corporate bonds & notes	—	9,249,943	—	9,249,943

Total long-term investments	$207,250,188	$21,855,098	—	$229,105,286

Short-term investment†	—	15,346,000	—	15,346,000

Total investments	$207,250,188	$37,201,098	—	$244,451,286

†	See Schedule of Investments for additional detailed categorizations.

1

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,522,402
Gross unrealized depreciation	(1,521,536)

Net unrealized appreciation	$23,000,866

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 26, 2010